BORROWINGS	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
BORROWINGS

12. BORROWINGS

The Company’s borrowings are from financial institutions in Japan and used for working capital and other general corporate purposes. Debt issuance costs related to these borrowings are immaterial and expensed as incurred.

Borrowings consisted of the following as of September 30, 2025 (in thousands):

	Original Amount Borrowed	Loan Duration	Annual Interest Rate	Amount
Lender 1	¥90,000	2/20/2025-2/20/2026	5.50%	¥37,500
Lender 2	77,000	6/11/2025-10/11/2025	3.10%	77,000
Lender 3	99,000	7/31/2025-11/30/2025	3.10%	99,000
Lender 4	40,000	6/27/2025-3/29/2027	2.18%	31,328
Lender 6	30,000	8/29/2025-8/31/2026	4.50%	27,548
Aggregate outstanding principal balances				272,376
Less: current portion and short-term borrowings				(261,940)
Long-term portion of borrowings				¥10,436

Borrowings consisted of the following as of September 30, 2024 (in thousands):

	Original Amount Borrowed	Loan Duration	Annual Interest Rate	Amount
Lender 1	¥20,000	6/1/2015-5/10/2025	1.90%	¥1,296
Lender 2	90,000	8/20/2024-11/20/2024	4.60%	90,000
Lender 3	50,000	3/31/2023-3/31/2026	1.93%	24,980
Lender 4	200,000	2/1/2024-1/31/2025	2.85%	74,000
Lender 5	40,000	3/29/2024-3/29/2027	1.93%	33,328
Lender 6	30,000	6/14/2024-6/30/2025	4.00%	22,650
Aggregate outstanding principal balances				246,254
Less: current portion and short-term borrowings				(217,970)
Long-term portion of borrowings				¥28,284

The weighted average interest rate on short-term borrowings outstanding as of September 30, 2025 and 2024 was 3.63% and 3.81%, respectively.

The Company made a line of credit agreement with a financial institution with a credit limit of ¥200 million during the period of February 17, 2023 to January 31, 2024. The agreement automatically renews for successive one-year terms until the Company cancels the agreement. There are no commitment fees to maintain the line of credit agreement. As of September 30, 2025 and 2024, the Company had unused line of credit of ¥24 million  and ¥126 million, respectively.

The guaranty information for the Company’s outstanding borrowings consisted of the following as of September 30, 2025 and 2024 (in thousands):

	As of September 30,
	2025	2024
Current portion of borrowings
Guaranteed by CEO of the Company	¥-	¥31,320

Borrowings – net of current portion
Guaranteed by CEO of the Company	¥-	¥28,284

The Company had unpaid guaranty fees to the CEO of nil and ¥0.8 million in accrued expenses and other current liabilities account on the balance sheets as of September 30, 2025 and 2024, respectively. The Company recorded guaranty fees to the CEO of ¥0.7 million, ¥0.1 million, and ¥1.4 million in other non-operating income (expenses) on the statements of income for the fiscal years ended September 30, 2025, 2024, and 2023, respectively. During the fiscal year ended September 30, 2023, unpaid guaranty fees to the CEO of ¥9.9 million were swapped for 1,798 common shares, which were retrospectively adjusted to reflect the 1 for 60 sub-division effected on October 24, 2024 and the 30 for 1 reverse share split effected on January 26, 2026.

As of September 30, 2025, the annual aggregate maturities of borrowing during each of the next five fiscal years were as follows (in thousands):

Amount
2026	¥261,940
2027	10,436
2028	-
2029	-
2030	-
Thereafter	-
Total borrowings	¥272,376